CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 56,295	$ 37,982
Prepaid expenses	43,735	57,577
Total current assets	100,030	95,559
Investments held in Trust Account	492,075,570	1,013,382,491
Total assets	492,175,600	1,013,478,050
Current liabilities:
Accrued expenses	14,703,407	8,114,773
Due to related party	501,512	60,921
Total current liabilities	23,619,205	9,675,694
Warrant liabilities	28,266,666	16,475,933
Deferred underwriting commissions	33,000,000	35,000,000
Total liabilities	84,885,871	61,151,627
Commitments and contingencies
Shareholders' deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(84,688,341)	(60,958,568)
Total shareholders' deficit	(84,685,841)	(60,956,068)
Total liabilities and shareholders' deficit	492,175,600	1,013,478,050
Promissory Note
Current liabilities:
Promissory note and working capital loan	5,914,286	0
Working Capital Loan
Current liabilities:
Promissory note and working capital loan	2,500,000	1,500,000
Class A Ordinary Shares Subject To Redemotion
Current liabilities:
Class A ordinary shares, $0.0001 par value; 46,997,081 and 100,000,000 shares subject to possible redemption at $10.47 and $10.13 per share at June 30, 2023 and December 31, 2022, respectively	491,975,570	1,013,282,491
Class A Ordinary Shares included as part of the units
Shareholders' deficit
Common stock	0	0
Class B Ordinary Shares
Shareholders' deficit
Common stock	$ 2,500	$ 2,500